Note 3 - Other Comprehensive (Loss) Income (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Comprehensive Income (Loss) [Table Text Block]
	For the years ended December 31,
	2018			2017			2016
(Dollars in thousands )	Before Tax	Tax Effect	Net of Tax	Before Tax	Tax Effect	Net of Tax	Before Tax	Tax Effect	Net of Tax
Securities available for sale:
Gross unrealized (losses) gains arising during the period	$(94)	(25)	(69)	33	12	21	(1,016)	(404)	(612)
Less reclassification of net losses included in net income	0	0	0	0	0	0	(10)	(4)	(6)
Net unrealized (losses) gains arising during the period	(94)	(25)	(69)	33	12	21	(1,006)	(400)	(606)
Reclassification of certain income tax effects from accumulated other comprehensive income	0	0	0	0	(158)	158	0	0	0
Other comprehensive (loss) income	$(94)	(25)	(69)	33	170	(137)	(1,006)	(400)	(606)